JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 97.4%
Australia - 2.7%
BHP Group plc	198	4,289
Rio Tinto plc	135	8,237

		12,526

Austria - 2.8%
Erste Group Bank AG	250	5,595
OMV AG*	173	5,465
Wienerberger AG*	101	2,326

		13,386

China - 1.1%
Prosus NV*	51	4,954

Denmark - 2.3%
Orsted A/S(a)	56	7,923
Royal Unibrew A/S*	27	2,720

		10,643

Finland - 1.7%
Cargotec OYJ, Class B	60	1,803
Neste OYJ	137	6,294

		8,097

France - 15.3%
Atos SE*	39	3,311
BNP Paribas SA*	192	7,747
Capgemini SE	36	4,713
Credit Agricole SA*	513	4,938
Eiffage SA*	34	2,957
Kering SA	13	7,258
La Francaise des Jeux SAEM(a)	48	1,756
Peugeot SA*	210	3,376
Publicis Groupe SA	72	2,307
Safran SA*	61	6,501
Sanofi	110	11,505
Schneider Electric SE	57	6,579
SPIE SA	145	2,354
TOTAL SE	172	6,504

		71,806

Germany - 12.6%
Allianz SE (Registered)	41	8,584
Bayer AG (Registered)	77	5,126
Delivery Hero SE*(a)	39	4,503
Deutsche Post AG (Registered)	172	6,987
Deutsche Telekom AG (Registered)	406	6,786
DWS Group GmbH & Co. KGaA*(a)	115	4,330
GEA Group AG	154	5,550
HelloFresh SE*	115	6,264
Schaeffler AG (Preference)	600	4,380
Volkswagen AG (Preference)	21	3,096
Zalando SE*(a)	53	3,836

		59,442

Ireland - 2.5%
AIB Group plc*(b)	2,842	3,471
Bank of Ireland Group plc*	1,756	3,608
Ryanair Holdings plc, ADR*	55	4,154
Smurfit Kappa Group plc	16	530

		11,763

Italy - 5.2%
Enel SpA	1,147	10,508
Falck Renewables SpA	429	2,807
GVS SpA*(a)	276	3,597
Nexi SpA*(a)	277	4,976
Poste Italiane SpA(a)	270	2,478

		24,366

Netherlands - 8.2%
Adyen NV*(a)	3	4,810
ASM International NV	86	13,109
ASR Nederland NV	115	3,712
BE Semiconductor Industries NV	40	1,769
Euronext NV(a)	21	2,437
Koninklijke Ahold Delhaize NV	297	8,551
Shop Apotheke Europe NV*(a)	28	4,208

		38,596

Norway - 0.7%
Scatec Solar ASA(a)	177	3,094

Russia - 1.1%
Polymetal International plc	212	5,240

South Africa - 0.7%
Anglo American plc	136	3,303

Spain - 1.3%
Endesa SA	208	5,945

Sweden - 6.6%
Embracer Group AB*(b)	155	2,483
Evolution Gaming Group AB(a)	50	3,361
Hennes & Mauritz AB, Class B(b)	166	2,584
Recipharm AB, Class B*	47	749
Sinch AB*(a)	40	3,103
Skandinaviska Enskilda Banken AB, Class A*	423	4,089
SKF AB, Class B	298	5,523
Stillfront Group AB*	49	4,773
Swedish Match AB	59	4,535

		31,200

Switzerland - 15.3%
ALSO Holding AG (Registered)*	14	3,674
LafargeHolcim Ltd. (Registered)*	120	5,680
Logitech International SA (Registered)	45	3,292
Nestle SA (Registered)	127	15,138
Roche Holding AG	45	15,515
SIG Combibloc Group AG*	123	2,159
STMicroelectronics NV	112	3,156
Swisscom AG (Registered)	11	5,687
Swissquote Group Holding SA (Registered)	36	3,372
Zur Rose Group AG*	21	5,839
Zurich Insurance Group AG	23	8,615

		72,127

United Kingdom - 17.3%
AstraZeneca plc	33	3,637
Barratt Developments plc	503	3,344
Berkeley Group Holdings plc	38	2,223
British American Tobacco plc	84	2,771

JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Calisen plc*	771	1,692
Centrica plc	9,652	6,086
Dialog Semiconductor plc*	116	5,454
Dunelm Group plc	178	2,860
G4S plc	2,093	3,888
Games Workshop Group plc	21	2,442
Imperial Brands plc	102	1,692
Intermediate Capital Group plc	258	4,514
Kingfisher plc	542	1,713
Linde plc	26	6,407
M&G plc	1,036	2,168
National Express Group plc	1,701	3,385
Next plc	89	6,308
Prudential plc	164	2,339
Reckitt Benckiser Group plc	62	6,209
Segro plc, REIT	442	5,593
Spirent Communications plc	1,047	3,833
Taylor Wimpey plc	1,669	2,574

		81,132

TOTAL COMMON STOCKS (Cost $406,248)		457,620

SHORT-TERM INVESTMENTS - 2.2%

INVESTMENT COMPANIES - 1.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.22%(c)(d)(Cost $5,897)	5,893	5,897

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(c)(d)	2,010	2,011
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(c)(d)	2,371	2,371

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $4,382)		4,382

TOTAL SHORT-TERM INVESTMENTS (Cost $10,279)		10,279

Total Investments - 99.6% (Cost $416,527)		467,899
Other Assets Less Liabilities - 0.4%		1,964

Net Assets - 100.0%		469,863

Percentages indicated are based on net assets.

JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Pharmaceuticals	7.8%
Banks	6.3
Insurance	5.5
Electric Utilities	5.2
Internet & Direct Marketing Retail	5.1
Semiconductors & Semiconductor Equipment	5.0
Metals & Mining	4.5
Oil, Gas & Consumable Fuels	3.9
IT Services	3.8
Food Products	3.2
Capital Markets	3.1
Food & Staples Retailing	3.1
Machinery	2.8
Diversified Telecommunication Services	2.7
Tobacco	1.9
Household Durables	1.7
Construction Materials	1.7
Commercial Services & Supplies	1.7
Textiles, Apparel & Luxury Goods	1.6
Entertainment	1.5
Specialty Retail	1.5
Air Freight & Logistics	1.5
Electrical Equipment	1.4
Aerospace & Defense	1.4
Automobiles	1.4
Chemicals	1.4
Multiline Retail	1.3
Household Products	1.3
Multi-Utilities	1.3
Independent Power and Renewable Electricity Producers	1.3
Equity Real Estate Investment Trusts (REITs)	1.2
Hotels, Restaurants & Leisure	1.1
Others (each less than 1.0%)	9.6
Short-Term Investments	2.2

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 is approximately $3,577,000.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2020.
*	Non-income producing security.

JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
EURO STOXX 50 Index	16	09/2020	EUR	597	(41)
FTSE 100 Index	3	09/2020	GBP	230	(14)

					(55)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

A. Valuation of Investments - Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$12,526	$–	$12,526
Austria	2,326	11,060	–	13,386
China	–	4,954	–	4,954
Denmark	7,923	2,720	–	10,643
Finland	–	8,097	–	8,097
France	–	71,806	–	71,806
Germany	10,594	48,848	–	59,442
Ireland	4,154	7,609	–	11,763
Italy	3,597	20,769	–	24,366
Netherlands	9,018	29,578	–	38,596
Norway	–	3,094	–	3,094
Russia	–	5,240	–	5,240
South Africa	–	3,303	–	3,303
Spain	–	5,945	–	5,945
Sweden	–	31,200	–	31,200
Switzerland	–	72,127	–	72,127
United Kingdom	1,692	79,440	–	81,132
Total Common Stocks	39,304	418,316	–	457,620
Short-Term Investments
Investment Companies	5,897	–	–	5,897
Investment of cash collateral from securities loaned	4,382	–	–	4,382
Total Short-Term Investments	10,279	–	–	10,279
Total Investments in Securities	$49,583	$418,316	$–	$467,899

Depreciation in Other Financial Instruments
Futures Contracts	$(55)	$–	$–	$(55)

JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

B. Investment Transactions with Affiliates - The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended July 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.22%(a)(b)	$130	$242,817	$237,072	$23	$(1)	$5,897	5,893	$112	$–
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(a)(b)	–	40,000	38,000	11	– (c)	2,011	2,010	21	–
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(a)(b)	286	87,377	85,292	–	–	2,371	2,371	14	–

Total	$416	$370,194	$360,364	$34	$(1)	$10,279		$147	$–

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of July 31, 2020.

(c)	Amount rounds to less than one thousand.